________________________________________________________________________________


[CIGNA TREE LEAVES GRAPHIC APPEARS HERE]


________________________________________________________________________________


                                                                  CIGNA VARIABLE
                                                                  PRODUCTS MONEY
                                                                     MARKET FUND
________________________________________________________________________________
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 2001











                                      [CIGNA TREE LOGO GRAPHIC APPEARS HERE /R/]
                                                                           CIGNA

________________________________________________________________________________
                                                                               1



DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products Money Market Fund (the "Fund") covering the six months ended June 30, 2001.

MARKET ENVIRONMENT

The Federal Reserve (Fed) lowered rates 150 basis points in the first quarter. The first 50 basis points of easing on January 3 was a surprise to market participants and put Fed watchers on notice for further inter-meeting cuts. Subsequent 50 basis point cuts occurred on January 31 and March 20. Signs of weakness were noted across the stock and bond markets, and economic indicators signaled an economy on the brink of recession.

The fourth easing of the year occurred on April 18,when the Fed cut the funds rate by 50 basis points. This action was followed by another 50 basis points on May 15 and still another 25 basis points on June 27. In total, the Fed has cut the Fed funds rate by 275 basis points.

PORTFOLIO COMPOSITION AND PERFORMANCE

On June 30, 2001, the portfolio contained: top-tier domestic commercial paper, 73.5%; top-tier foreign commercial paper, 6.3%; and U.S. Government and Agencies, 19.9%. The Fund is well diversified.

Total returns for the six months ended June 30, 2001 were:

FUND                                                    2.33%
LIPPER MONEY MARKET FUNDS AVERAGE                       2.23%
3-MONTH U.S. TREASURY BILL                              2.49%

As of June 30, 2001, the Fund's weighted average portfolio maturity was 54 days, and the annualized 7-day yield was 3.55%.

OUTLOOK

Current market forecasts are calling for an economic recovery in the fourth quarter of 2001. Inflation risks seem minimal, which should allow Fed Chairman Alan Greenspan room to ease policy enough to spur economic growth. Historically, the lag between changes in policy and real economic growth has been nine to twelve months. Economic forecasts predict that the 275 basis points of interest rate reduction already in the pipeline, coupled with the expected tax rebate checks, will translate into a confident consumer and a gradual economic recovery by the end of the year. However, signs of economic weakness are still evident. The capacity utilization rate in manufacturing is down to 76% and still falling. For these reasons, current forecasts are calling for the Fed to lower the funds rate another 25 basis points to 3.50% by the end of the third quarter. With this in mind, we will continue to focus on the developing trends in the U.S. economy as keys to further Fed action and adjust our portfolio strategy accordingly.


Sincerely,

/s/ Richard H. Forde

Richard H. Forde
PRESIDENT
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND INVESTMENTS IN SECURITIES            2
June 30, 2001 (Unaudited)


                                                PRINCIPAL    VALUE
                                                 (000)       (000)
-------------------------------------------------------------------
COMMERCIAL PAPER - 79.8%
DOMESTIC - 73.5%
Abbott Laboratories, 3.75%, 7/19/01            $ 5,000     $ 4,991
American Express Credit Corp., 3.67%,
   7/17/01                                       5,500       5,491
Bayer Corp., 3.78%, 8/10/01                      6,500       6,473
BellSouth Corp., 3.73%, 8/24/01                  6,000       5,966
Boeing Capital Corp., 4.22%, 2/7/02*             1,500       1,500
Chase Manhattan Auto Owner Trust,
   6.47%, 12/15/01                                 176         176
Chase Manhattan Corp., 4.51%, 1/29/02*           5,000       5,009
Chevron USA, Inc., 3.79%, 7/16/01                3,300       3,295
Citicorp, 3.91%, 7/2/01                          6,000       5,999
Emerson Electric Co., 3.70%, 7/27/01             5,000       4,987
Fleet National Bank, 4.30%, 8/10/01*             1,000       1,000
General Electric Capital Corp., 3.98%,
   7/5/01                                        6,300       6,297
Gillette Co., 3.72%, 9/6/01                      5,500       5,462
Goldman Sachs Group, Inc.,
   4.93%, 1/14/02*                               2,000       2,003
   4.02%, 3/15/02*                               4,000       4,005
Honda Auto Receivables, 6.71%, 11/15/01            108         108
IBM Credit Corp., 3.68%, 7/11/01                 5,500       5,494
International Lease Finance Co., 3.90%,
   7/6/01                                        6,000       5,997
Kimberly Clark Corp., 3.67%, 8/17/01             5,000       4,976
Merrill Lynch & Co.,
   5.71%, 1/15/02                                1,500       1,506
   4.30%, 5/1/02                                 4,000       4,000
Morgan, (J.P.) & Co., Inc., 4.42%, 1/28/02*      1,000       1,001
Morgan Stanley, Dean Witter, Discover & Co.,
   4.60%, 7/13/01                                5,745       5,736
Nike, Inc., 3.75%, 9/7/01                        5,265       5,228
PACCAR Financial Corp., 4.15%, 7/2/01            4,230       4,230
Rio Tinto America, Inc., 3.78%, 7/16/01          3,478       3,473
SBC Communications, Inc., 3.95%, 7/10/01         1,025       1,024
Sherwin Williams Co., 3.85%, 7/10/01             4,233       4,228
Sony Capital Corp., 3.62%, 8/28/01               5,000       4,971
Wal-Mart Stores, Inc., 3.85%, 7/3/01             5,920       5,919
Wells Fargo Financial, Inc., 3.73%, 8/2/01       5,000       4,983
                                                        -----------
                                                           125,528
                                                        -----------


                                             PRINCIPAL      VALUE
                                               (000)        (000)
------------------------------------------------------------------
FOREIGN - 6.3%
ANZ (Delaware), Inc.,
3.75%, 7/18/01                                $    148    $    148
3.76%, 9/10/01                                   5,000       4,963
BAA PLC, 4.00%, 7/9/01                           5,520       5,515
                                                        -----------
                                                            10,626
                                                        -----------
TOTAL COMMERCIAL PAPER                                     136,154
                                                        -----------
U.S. GOVERNMENT & AGENCIES - 19.9%
Federal Home Loan Banks,
   7.13%, 11/15/01                             1,000        1,004
   4.88%, 1/22/02                                890          885
   4.18%, 6/7/02                               1,500        1,500
   6.88%, 7/18/02                              2,500        2,572
Freddie Mac,
   4.35%, 5/8/02                               2,500        2,500
Fannie Mae,
   4.66%, 7/12/01                              5,700        5,692
   4.00%, 10/5/01*                             4,000        4,000
   6.24%, 12/6/01                              1,350        1,351
   5.31%, 1/16/02                                500          500
   4.03%, 6/28/02                              1,000        1,000
Sallie Mae,
   3.95%, 7/26/01*                             1,000        1,000
   3.97%,  8/23/01*                            4,000        4,001
   3.96%, 8/31/01*                             4,000        4,000
   3.88%, 9/17/01*                             1,000        1,000
U.S. Treasury Bills, 3.54%, 9/27/01            3,000        2,974
                                                       -----------
                                                           33,979
                                                       -----------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
   (Total Cost - $170,133)                                170,133
Cash and Other Assets, Less Liabilities - 0.3%                548
                                                       -----------
NET ASSETS - 100.0%                                      $170,681
                                                       ===========

* Variable rate security. Rate is as of June 30, 2001.

The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND  INVESTMENT IN SECURITIES            3
June 30, 2001 (Continued)


   -------------------------------------------------------------------
   CIGNA VARIABLE PRODUCTS MONEY MARKET FUND


                                             VALUE          % OF
   TEN LARGEST POSITIONS (UNAUDITED)         (000)        NET ASSETS
   --------------------------------------------------------------------
   Fannie Mae                                $12,543        7.3%
   Sallie Mae                                 10,001        5.9
   Bayer Corp.                                 6,473        3.8
   General Electric Capital Corp.              6,297        3.7
   Goldman Sachs Group, Inc.                   6,008        3.5
   Citicorp                                    5,999        3.5
   International Lease Finance Co.             5,997        3.5
   BellSouth Corp.                             5,966        3.5
   Federal Home Loan Banks                     5,961        3.5
   Wal-Mart Stores, Inc.                       5,919        3.5
   -------------------------------------------------------------------


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      4



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
(IN THOUSANDS)

ASSETS:
Investments in securities at value                           $ 170,133
Cash                                                                 2
Interest receivable                                                656
Investment for Trustees' deferred compensation plan                  5
                                                       ----------------
      Total assets                                             170,796
                                                       ----------------
Liabilities:
Dividend payable                                                    33
Custodian fees payable                                              17
Administrative services fees payable                                40
Accrued audit and legal fees payable                                 8
Shareholder's reports payable                                        8
Deferred Trustees' fees payable                                      5
Other accrued expenses                                               4
                                                       ----------------
      Total liabilities                                            115
                                                       ----------------
Net Assets
                                                             $ 170,681
                                                       ================

Components of Net Assets:
Paid in capital                                              $ 170,681
Undistributed net investment income                                  -
Accumulated net realized gain (loss) on investments                  -
                                                       ----------------
Net Assets                                                   $ 170,681
                                                       ================
Shares Outstanding                                             170,681
                                                       ================
Net Asset Value and Redemption Price per Share                 $  1.00
                                                       ================
Cost of Investments                                          $ 170,133
                                                       ================


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(IN THOUSANDS)

Investment Income:
Income:
    Interest                                                      $ 4,069
                                                                ----------

Expenses:
    Investment advisory fees                           $278
    Custodian fees and expenses                          61
    Administrative services                              40
    Auditing and legal fees                               9
    Registration fees                                     3
    Shareholder's reports                                 3
    Other                                                 3
                                                  ----------
    Total expenses                                     $397
                                                  ----------

NET INVESTMENT INCOME                                               3,672
                                                                ----------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
    NET REALIZED GAIN (LOSS) FROM INVESTMENTS             -
                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS                                        -
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                 $ 3,672
                                                  ==========


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      5



STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                           FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED             ENDED
                                                          JUNE 30, 2001        DECEMBER 31,
                                                           (UNAUDITED)             2000
                                                         ----------------     ----------------
OPERATIONS:
Net investment income                                         $    3,672            $   4,655
                                                         ----------------     ----------------
Net increase from operations                                       3,672                4,655
                                                         ----------------     ----------------
DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                       (3,672)              (4,655)
                                                         ----------------     ----------------
Total dividends and distributions                                (3,672)              (4,655)
                                                         ----------------     ----------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                211,498              366,477
Net asset value of shares issued to shareholders
    in reinvestment of dividends and distributions                 3,719                4,581
                                                         ----------------     ----------------
                                                                 215,217              371,058
Cost of shares redeemed                                         (205,441)            (241,498)
                                                         ----------------     ----------------
Net increase from fund share transactions                          9,776              129,560
                                                         ----------------     ----------------
NET INCREASE IN NET ASSETS                                         9,776              129,560

NET ASSETS:
Beginning of period                                              160,905               31,345
                                                         ----------------     ----------------
End of period                                                 $  170,681           $  160,905
                                                         ================     ================



                                                           FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED             ENDED
                                                          JUNE 30, 2001        DECEMBER 31,
                                                           (UNAUDITED)             2000
                                                         ----------------     ----------------
TRANSACTIONS IN CAPITAL STOCK
Shares sold                                                      211,498              366,477
Shares issued in reinvestment of
    dividends and distributions                                    3,719                4,581
                                                         ----------------     ----------------
                                                                 215,217              371,058
Shares redeemed                                                 (205,441)            (241,498)
                                                         ----------------     ----------------
Net increase in shares outstanding                                 9,776              129,560
                                                         ================     ================



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      6

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
                                           FOR THE SIX
                                           MONTHS ENDED                                                       MARCH 1, 1996* TO
                                           JUNE 30, 2001          FOR THE YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                           (UNAUDITED)         2000        1999         1998         1997          1996
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.00      $  1.00       $ 1.00       $ 1.00       $ 1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                         0.02         0.06         0.05         0.05         0.05            0.04
                                           -------------   ----------    ---------    ---------    ---------    ------------
TOTAL FROM INVESTMENT OPERATIONS                  0.02         0.06         0.05         0.05         0.05            0.04
                                           -------------   ----------    ---------    ---------    ---------    ------------
LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income             (0.02)       (0.06)       (0.05)       (0.05)       (0.05)          (0.04)
                                           -------------   ----------    ---------    ---------    ---------    ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
                                                 (0.02)       (0.06)       (0.05)       (0.05)       (0.05)          (0.04)
                                           -------------   ----------    ---------    ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD               $    1.00      $  1.00       $ 1.00       $ 1.00       $ 1.00        $   1.00
                                           ============    ==========    =========    =========    ========     ============

TOTAL RETURN                                      2.33% (c)    6.06% (b)    4.83% (b)    5.14% (b)    5.19% (b)       4.18% (b) (c)

RATIOS TO AVERAGE NET ASSETS:
Gross expenses                                    0.50% (d)    0.54%        0.64%        0.73%        1.11%           1.61% (d)
Fees and expenses waived by the Adviser           0.00%        0.04%        0.14%        0.23%        0.61%           1.03% (d)
Net expenses                                      0.50% (d)    0.50%        0.50%        0.50%        0.50%           0.58% (d)
Net investment income                             4.62% (d)    6.01%        4.72%        4.98%        5.07%           4.92% (d)
NET ASSETS, END OF PERIOD (000 OMITTED)     $  170,681     $160,905      $31,345       $28,612       14,540       $  6,003

(a) Per share data was calculated using average shares outstanding during the period.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.
 *  Commencement of operations.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND NOTES TO FINANCIAL STATEMENTS        7
(Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA Variable Products Money Market Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which at June 30, 2001 approximated cost for federal income tax purposes.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.50% of average daily net assets until April 30, 2002 and thereafter to the extent described in the Fund's then current prospectus.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Variable Products Funds may invest their excess cash up to 25% of their total assets in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred in the CIGNA Variable Products Money Market Fund.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND  NOTES TO FINANCIAL STATEMENTS       8
(Unaudited) (Continued)


For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2001, the Fund paid or accrued $40,468.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

4.  CAPITAL STOCK.   The Fund offers an unlimited number of shares of beneficial interest, without par value. Connecticut General Life Insurance Company, an indirect, wholly-owned subsidiary of CIGNA Corporation, is the sole shareholder of the Fund.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      9


TRUSTEES                                                                              OFFICERS

                                           Thomas C. Jones
Hugh R. Beath                              PRESIDENT, CIGNA RETIREMENT & Investment
ADVISORY DIRECTOR                          SERVICES AND CHAIRMAN OF THE BOARD,        Richard H. Forde
ADMEDIA CORPORATE ADVISORS, INC.           TIMESSQUARE CAPITAL MANAGEMENT, INC.       PRESIDENT


Russell H. Jones                           Paul J. McDonald
VICE PRESIDENT AND TREASURER               SPECIAL ADVISOR TO THE BOARD OF DIRECTORS  Alfred A. Bingham III
KAMAN CORPORATION                          FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

                                                                                      Jeffrey S. Winer
                                                                                      VICE PRESIDENT AND SECRETARY

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CIGNA Variable Products Money Market Fund is an open-end, diversified management investment company that invests in short-term money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06104.
--------------------------------------------------------------------------------